Investments in Equity Investees - Summarized Statements of Operations (Details) - USD ($)		6 Months Ended		12 Months Ended
	Jan. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Summarized Statements of Operations
Revenue		$ 532,874,000	$ 202,047,000
Interest income		15,875,000	1,982,000
Income before taxation		137,088,000	(200,636,000)
Income tax expense		(2,730,000)	4,215,000
Net income		168,551,000	(162,861,000)
SHPL
Summarized Statements of Operations
Revenue		235,271,000	212,413,000
Gross profit		175,750,000	165,208,000
Interest income		438,000	623,000
Finance cost		(1,022,000)
Income before taxation		84,064,000	78,472,000
Income tax expense		(13,840,000)	(11,209,000)
Net income		$ 70,224,000	67,263,000
Dividends declared	$ 146,974,000
Discount on dividends payable	$ 3,654,000
Preferential income tax rate (as a percent)		15.00%		15.00%
Unrealized profits eliminated		$ 2,000	$ 80,000